Capital management (Tables)	12 Months Ended
Dec. 31, 2022
Capital Management Tables Abstract
Schedule of capital management
The Company manages the following as capital:

	As at
	December 31, 2022	December 31, 2021
Share capital	391,243	392,628
Contributed surplus	33,025	24,486
Deficit	(313,941)	(148,263)
Credit facility	46,180	44,983
Debentures	39,658	41,375